GOVERNMENT PARTICIPATION (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Government Grants [Abstract]
Credited to non-financial assets	$ 19.6	$ 15.9
Credited to income	26.1	33.1
Contributions	$ 45.7	$ 49.0